Other Income , Net - Summary of Other Income, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other Operating Income (Expense) [Abstract]
Unrealized gain on derivative liabilities - warrants	$ 0	$ 1,184
Realized loss on financial instruments	(94)	(5,698)
(Loss) gain on provision - loan receivable	(314)	572
Unrealized loss on investments held at fair value	(406)	(4,609)
Gain on disposal of assets	762	14,711
Gain on conversion of investment	0	22
(Loss) gain on foreign currency	(303)	931
Gain on lease termination	1,263	4,876
Other income, net	832	3,238
Total Other income, net	$ 1,740	$ 15,227